Consolidated Statements of Changes in Equity (Parenthetical) - USD ($) $ in Thousands		12 Months Ended
	Jul. 19, 2015	May 31, 2019	May 31, 2018	May 31, 2017
Unrealized gain on available-for-sale investments, tax effect		$ 3,463	$ 8,825	$ 3,762
Special cash dividend declared per share	$ 0.45
Cash paid for dividend	$ 71,153		71,153
Special cash dividend declared date	Jul. 25, 2017
Dividend payment date	Oct. 06, 2017
Shareholders date of record	Sep. 01, 2017
Accumulated Other Comprehensive Income (Loss) [Member]
Unrealized gain on available-for-sale investments, tax effect		3,463	8,825	3,762
Total New Oriental Education & Technology Group Inc. Shareholders' Equity [Member]
Unrealized gain on available-for-sale investments, tax effect		3,463	8,825	3,762
Non-controlling Interests [Member]
Unrealized gain on available-for-sale investments, tax effect		$ 3,463	$ 8,825	$ 3,762